Shareholder Report, Line Graph (Details) - USD ($)				7 Months Ended	10 Months Ended	12 Months Ended		19 Months Ended	22 Months Ended	24 Months Ended	31 Months Ended	34 Months Ended	36 Months Ended	43 Months Ended	46 Months Ended	48 Months Ended	55 Months Ended	58 Months Ended	60 Months Ended	67 Months Ended	70 Months Ended	72 Months Ended	79 Months Ended	84 Months Ended	91 Months Ended	96 Months Ended	103 Months Ended	108 Months Ended	115 Months Ended	120 Months Ended
	Oct. 30, 2020	Jan. 27, 2017	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2021	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2022	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2023	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2026
U.S. Government Securities Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class A (with sales charge)
Accumulated Value			$ 9,625				$ 9,708			$ 9,499			$ 10,200			$ 11,078			$ 11,037			$ 10,157		$ 9,738		$ 10,343		$ 10,709		$ 10,757
U.S. Government Securities Fund® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class C (with sales charge)
Accumulated Value			10,000				10,012			9,720			10,354			11,178			11,054			10,098		9,611		10,136		10,495		10,542
U.S. Government Securities Fund® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class F-1
Accumulated Value			10,000				10,084			9,866			10,594			11,511			11,467			10,549		10,112		10,738		11,114		11,158
U.S. Government Securities Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class F-2
Accumulated Value			10,000				10,111			9,919			10,680			11,636			11,626			10,727		10,314		10,998		11,410		11,494
U.S. Government Securities Fund® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class F-3
Accumulated Value		$ 10,000		$ 10,266				$ 10,082			$ 10,867			$ 11,852			$ 11,855			$ 10,958			$ 10,539		$ 11,250		$ 11,685		$ 11,794
U.S. Government Securities Fund® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class 529-A (with sales charge)
Accumulated Value			9,650				9,728			9,513			10,211			11,092			11,052			10,169		9,747		10,352		10,718		10,765
U.S. Government Securities Fund® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class 529-C (with sales charge)
Accumulated Value			10,000				10,002			9,708			10,348			11,162			11,039			10,156		9,735		10,339		10,704		10,751
U.S. Government Securities Fund® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class 529-E
Accumulated Value			10,000				10,058			9,814			10,513			11,395			11,329			10,402		9,942		10,546		10,887		10,920
U.S. Government Securities Fund® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class 529-F-2
Accumulated Value	$ 10,000				$ 10,018				$ 9,242			$ 8,882			$ 9,468			$ 9,822			$ 9,901
U.S. Government Securities Fund® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class 529-F-3
Accumulated Value	10,000				10,025				9,255			8,897			9,491			9,855			9,943
U.S. Government Securities Fund® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class R-1
Accumulated Value			10,000				10,006			9,717			10,361			11,176			11,062			10,109		9,626		10,158		10,446		10,419
U.S. Government Securities Fund® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class R-2
Accumulated Value			10,000				10,015			9,728			10,368			11,193			11,077			10,122		9,630		10,171		10,452		10,434
U.S. Government Securities Fund® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class R-2E
Accumulated Value			10,000				10,041			9,779			10,456			11,312			11,227			10,284		9,821		10,391		10,716		10,720
U.S. Government Securities Fund® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class R-3
Accumulated Value			10,000				10,055			9,808			10,494			11,377			11,306			10,378		9,917		10,518		10,855		10,885
U.S. Government Securities Fund® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class R-4
Accumulated Value			10,000				10,088			9,873			10,605			11,526			11,497			10,583		10,143		10,789		11,168		11,233
U.S. Government Securities Fund® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class R-5E
Accumulated Value			10,000				10,114			9,921			10,671			11,629			11,615			10,712		10,295		10,963		11,379		11,458
U.S. Government Securities Fund® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class R-5
Accumulated Value			10,000				10,118			9,931			10,700			11,671			11,668			10,773		10,355		11,047		11,469		11,568
U.S. Government Securities Fund® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Government Securities Fund — Class R-6
Accumulated Value			10,000				10,123			9,943			10,718			11,690			11,693			10,800		10,395		11,087		11,525		11,622
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,357	10,042		10,049	10,248	8,885	9,944	11,291	8,779	10,955	12,022	9,420	11,665	12,012	9,715	11,655	10,628	9,899	10,313	10,502	10,189	11,268	10,933	11,621	11,276	11,841	11,489
Bloomberg U.S. Government/Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Government/Mortgage Backed Securities Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,292	$ 9,925		$ 9,984	$ 10,179	$ 8,903	$ 9,875	$ 11,095	$ 8,721	$ 10,764	$ 11,761	$ 9,293	$ 11,410	$ 11,613	$ 9,549	$ 11,266	$ 10,416	$ 9,725	$ 10,105	$ 10,203	$ 9,898	$ 10,872	$ 10,548	$ 11,172	$ 10,839	$ 11,378	$ 11,038